Condensed Statements of Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 69,737	$ 33,904,003	$ (31,170,788)	$ 98,950	$ 2,901,902
Beginning Balance, Shares at Dec. 31, 2012	6,973,704
Stock based compensation		35,189			35,189
Stock rights offering (net of issuance costs of $33,843), Amount	$ 10,090	238,587			248,677
Stock rights offering (net of issuance costs of $33,843), Shares	1,009,000
Total other comprehensive income (loss)				$ 265,405	265,405
Net income (loss)			$ (1,064,984)		(1,064,984)
Ending Balance, Amount at Dec. 31, 2013	$ 79,827	34,177,779	$ (32,235,772)	$ 364,355	2,386,189
Ending Balance, Shares at Dec. 31, 2013	7,982,704
Stock based compensation		14,287			14,287
Total other comprehensive income (loss)				$ (364,355)	(364,355)
Net income (loss)			$ 122,486		122,486
Ending Balance, Amount at Dec. 31, 2014	$ 79,827	$ 34,192,066	$ (32,113,286)		2,158,607
Ending Balance, Shares at Dec. 31, 2014	7,982,704
Net income (loss)					(108,971)
Ending Balance, Amount at Sep. 30, 2015					$ 5,767,861